DERIVATIVE INSTRUMENTS - Disclosure of outstanding copper price option contracts (Details) - Copper put contracts [Member] $ in Thousands, lb in Millions	12 Months Ended
Dec. 31, 2023 CAD ($) lb $ / Pound
Disclosure of detailed information about financial instruments [line items]
Quantity | lb	42
Strike price | $ / Pound	3.25
Period	H1 2024
Cost	$ 3,188
Fair value	$ 3,724